Components of Accumulated Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Foreign currency translation adjustment CNY	Dec. 31, 2013 Foreign currency translation adjustment CNY	Dec. 31, 2014 Foreign currency translation adjustment USD ($)	Dec. 31, 2014 Unrealized gains on available- for-sale investments CNY	Dec. 31, 2013 Unrealized gains on available- for-sale investments CNY	Dec. 31, 2014 Unrealized gains on available- for-sale investments USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		843,096	(78,278)		163,288	(89,714)	$ (48,766)	679,808	11,436	$ 86,145
Other comprehensive income (loss) before reclassification		(545,995)	920,826		(445,710)	190,322		(100,285)	730,504
Amounts reclassified from accumulated other comprehensive income		(45,025)	(62,132)		0	0		(45,025)	(62,132)
Other comprehensive income (loss), net of tax	(95,255)	(591,020)	858,694	5,291	(445,710)	190,322		(145,310)	668,372
Other comprehensive income (loss) attribute to noncontrolling interests		(20,153)	62,680		(20,153)	62,680		0	0
Ending balance	$ 37,379	231,923	843,096	(78,278)	(302,575)	163,288	$ (48,766)	534,498	679,808	$ 86,145